Prepaid expenses	6 Months Ended
Jun. 30, 2012
Prepaid Expenses Disclosure [Abstract]
Prepaid expenses

4.	Prepaid expenses

	June 30,	December 31,
	2012	2011
	$	$

Prepaid operations and maintenance fees (i)	4,443,174	5,280,000
Prepaid transmission fees (ii)	1,907,352	-
Other	721,193	1,968,572
	7,071,719	7,248,572

Less: Current	(3,824,367)	(4,388,572)
	3,247,352	2,860,000

(i)

Pursuant to the terms of the Windstar TSA, the Company prepaid the first two years of operations and maintenance services. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the first year of prepaid operations and maintenance services commenced.

(ii)

Pursuant to the terms of the Windstar point-to-point transmission service agreement, the Company prepaid its first initial payment of $2,000,000 in the second quarter of 2012 and will make its second payment of $2,500,000 on the tenth anniversary date (Note 18).